Events after reporting period	6 Months Ended
Dec. 31, 2024
Events after reporting period
Events after reporting period

29.Events after reporting period

The Company evaluated all events and transactions that occurred after December 31, 2024 up through June 12, 2025, which is the date that these consolidated financial statements are available to be issued, and there were no other material subsequent events that require disclosure in these consolidated financial statements except below:

On November 29, 2024, the Company entered into a definitive agreement and plan of merger (the “Merger Agreement”) with iClick Interactive Asia Group Limited (“iClick”) and Overload Merger Sub Ltd, a Cayman Islands exempted company and a direct, wholly owned subsidiary of iClick. Pursuant to the Merger Agreement, Overload Merger Sub will merge with the Company, with the Company continuing as the surviving entity and becoming a wholly-owned subsidiary of iClick, and the shareholders of the Company will exchange all of its issued and outstanding share capital for a mixture of newly issued Class A and Class B ordinary shares of iClick on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933. The Merger was closed on March 12, 2025. In connection with the Merger, iClick changed its name from “iClick Interactive Asia Group Limited” to “Amber International Holding Limited”. In addition, ADSs began trading under the new ticker symbol “AMBR” on the Nasdaq effective on March 13, 2025.

In addition, in connection with the business combination, on March 12, 2025, the Company’s subsidiary, Amber Match Limited, entered into intercompany services agreements with certain wholly-owned subsidiaries of Amber Group. These agreements would afford the Company with substantially the same economic benefits as the transactions contemplated under the Merger Agreement signed in connection with the Merger, pending certain regulatory approvals for DWM Asset Restructuring contemplated under the Merger Agreement. This includes the Group’s entitlement to 100% of the consolidated net income generated from certain contracts associated with WFTL effective from January 1, 2025, and 100% consolidated net income of Sparrow Tech Private Limited (“Sparrow Tech”) effective from March 12, 2025.

On March 12, 2025, the Company transferred all of its shares in Sparrow Holdings Pte. Ltd. to Amber Global Ltd. On April 25, 2025, Sparrow Tech received the necessary approvals to become a wholly-owned subsidiary of the Company. On the same date, Amber Global Ltd transferred its shares in Sparrow Holdings Pte. Ltd. to the Company and Sparrow Tech became a wholly-owned subsidiary of the Company.

On April 25, 2025, Sparrow Tech was rebranded to Amber Premium Singapore. This change reflects the continued commitment to providing regulated, institutional-grade digital assets services, and better aligns our brand with the broader Amber Group ecosystem.